NOTE 23. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
NOTE 23 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED

The Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2013 and 2012, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2013	2012

Assets
Cash and cash equivalents	$96	$95
Prepaid expenses and other current assets	17	230
Investment in subsidiaries	176,628	151,661
Due from subsidiaries	76,607	77,251
Total assets	$253,348	$229,237

Liabilities
Other payables and accrued liabilities	$543	$877

Shareholders’ equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding – 23,545,939 shares at December 31, 2013, respectively; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,538,919 shares at December 31, 2012, respectively	24	24
Additional paid-in capital	327,631	323,856
Accumulated losses	(106,662)	(118,490)
Accumulated other comprehensive income	31,812	22,970
Total shareholders’ equity	252,805	228,360

Total liabilities and shareholders’ equity	$253,348	$229,237

Condensed Statement of Operations

	Years ended December 31,
	2013	2012	2011

Equity in profit of subsidiaries	$16,125	$29,630	$48,052

General and administrative expenses	4,620	6,140	5,600
Other income	(323)	(59)	—
Interest expense	—	—	1
Total operating expenses	4,297	6,081	5,601

Income from operations	11,828	23,549	42,451
Loss on change in fair value of earn-out obligation		—	(17,300)
Net income	$11,828	$23,549	$25,151

Condensed Statement of Cash flows

	December 31,
	2013	2012	2011

Net cash and cash equivalents (used in) provided by operating activities	$(643)	$83,799	$(2,063)
Net cash and cash equivalents provided by investing activities	644	7,543	1,873
Net cash and cash equivalents used in financing activities	—	(91,327)	—
Cash and cash equivalents, beginning of the year	95	80	270
Cash and cash equivalents, end of the year	$96	$95	$80